Leases	12 Months Ended
Dec. 31, 2012
Leases
10.	Leases

The Company’s only lease is for its office and production facility, consisting of approximately 9,957 square feet in a building located at 4251 Kellway Circle in Addison Texas. The Company is obligated to pay $6,597 per month through March 31, 2016. The Company began leasing its current facilities in April 2010 under an operating lease that extends through March 2016.

In August 2011 the Company reached an agreement with the lessor to issue Series C-3 notes as payment for the July 2011 through January 2012 rent. The Company also agreed to issue an additional $30,000 Series C-3 convertible note in exchange for the lessor’s acceptance of such agreement. This payment was amortized over the 7 months of rent paid by the note, increasing rent expense by $12,800 during the nine month period ended September 30, 2011 (for the July – September 2011 amortization) and $4,300 for the nine month period ended September 30, 2012 (for the January 2012 amortization).

Rent expense relating to the operating lease agreement was $83,464 and $91,670 for the years ended December 31, 2012 and 2011, respectively.

As of December 31, 2012, the future minimum payments required under all operating leases with terms in excess of one year were as follows:

For the year ending December 31,	Amount
2013	79,164
2014	79,164
2015	79,164
2016	19,791
2017	—

$257,283